Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Premises and Equipment Estimated Useful Lives

Depreciation expense is computed using the straight-line method over the following estimated useful lives:

Building and improvements	10 - 40 years
Furniture and equipment	5 - 10 years
Leasehold improvements	18 years
Computer equipment	3 years